7. SUBORDINATED DEBT: Schedule of Subordinated Debt Interest Rates (Details) - Subordinated Debt	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt, Weighted Average Interest Rate	3.16%	3.10%	2.96%
Debt, Weighted Average Interest Rate during period	3.12%	3.01%	2.81%